Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Summary of Loans and Borrowings

	2025
	Due through	Effective rates ranged	Carrying amount
Long term fixed rate debt	2035	0.97% to 4.91%	1,062,898
Long term variable rate debt	2035	4.89% to 5.87%	917,543
			1,980,441
Current maturities			(172,885)
Loans and borrowings long-term			$1,807,556

	2024
	Due through	Effective rates ranged	Carrying amount
Long term fixed rate debt	2034	1.74% to 4.91%	1,077,395
Long term variable rate debt	2034	5.71% to 6.05%	593,412
			1,670,807
Current maturities			(254,854)
Loans and borrowings long-term			$1,415,953

Summary of Maturities of Loans and Borrowings	Maturities of the loans and borrowings for the next five years are as follows:

2026	172,885
2027	178,690
2028	266,859
2029	231,772
2030	127,457
Thereafter	1,002,778
$1,980,441

Summary of Finance Cost and Income
The detail of finance cost and income is as follows:

	2025	2024	2023
Finance income -
Interest income on short-term bank deposits	$2,398	$2,316	$1,541
Interest income on investment	60,194	56,596	48,667
	$62,592	$58,912	$50,208
Finance cost -
Interests expense on bank loans	$(63,246)	$(54,188)	$(41,917)
Interests expense on senior convertible notes	—	—	(87,862)
Interest on factoring	—	—	(3,315)
Interest expense on lease liabilities	(18,126)	(13,865)	(13,279)
Unwinding of discount and changes in the discount rate	(17,021)	(16,440)	(11,843)
	$(98,393)	$(84,493)	$(158,216)

Summary of Changes in Liabilities Arising from Financing Activities
Changes in liabilities arising from financing activities:

	2024	Cash flows	Non-cash movements
			Foreign exchange movement	Leases	Other	2025
Loans and borrowings	$1,670,807	$297,584	$—	$—	$12,050	$1,980,441
Lease liabilities	329,697	(59,089)	243	53,664	—	324,515
Total liabilities used in financing activities	$2,000,504	$238,495	$243	$53,664	$12,050	$2,304,956

			Non-cash movements
	2023	Cash flows	Foreign exchange movement	Leases	Other	2024
Loans and borrowings	$1,462,691	$197,938	$—	$—	$10,178	$1,670,807
Lease liabilities	283,657	(61,140)	(330)	107,118	392	329,697
Total liabilities used in financing activities	$1,746,348	$136,798	$(330)	$107,118	$10,570	$2,000,504